The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Variable Portfolio-Invesco International Growth Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 18, 2013 (Accession No. 0001193125-13-016930), which is incorporated herein by reference.